Risk Management - Summary of Fair Value Measurement of Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	₩ 25,175,820	₩ 23,473,492
At fair value
Disclosure of financial assets [line items]
Financial assets	4,214,122	5,230,361
Financial assets, at fair value	4,214,122	5,230,361
At amortized cost
Disclosure of financial assets [line items]
Financial assets	20,961,698	18,243,131
Financial assets, at fair value	20,961,698	18,243,131
Financial assets at fair value through other comprehensive income | At fair value
Disclosure of financial assets [line items]
Financial assets	502,443	502,829
Financial assets, at fair value	502,443	502,829
Derivative assets | Not Designated as Hedging Instrument | At fair value
Disclosure of financial assets [line items]
Financial assets	730,948	693,072
Financial assets, at fair value	730,948	693,072
Derivative assets | Designated as Hedging Instrument | At fair value
Disclosure of financial assets [line items]
Financial assets	269,446	324,952
Financial assets, at fair value	269,446	324,952
Financial assets at fair value through profit or loss | At fair value
Disclosure of financial assets [line items]
Financial assets	2,711,285	3,709,508
Financial assets, at fair value	2,711,285	3,709,508
Financial assets at amortized cost | At amortized cost
Disclosure of financial assets [line items]
Financial assets	38,843	26,998
Financial assets, at fair value	38,843	26,998
Loans and receivables | At amortized cost
Disclosure of financial assets [line items]
Financial assets	988,331	1,013,371
Financial assets, at fair value	988,331	1,013,371
Trade receivables | At amortized cost
Disclosure of financial assets [line items]
Financial assets	14,179,322	12,614,902
Financial assets, at fair value	14,179,322	12,614,902
Long-term financial instruments | At amortized cost
Disclosure of financial assets [line items]
Financial assets	833,737	686,322
Financial assets, at fair value	833,737	686,322
Short-term financial instruments | At amortized cost
Disclosure of financial assets [line items]
Financial assets	578,578	666,758
Financial assets, at fair value	578,578	666,758
Cash and cash equivalents | At amortized cost
Disclosure of financial assets [line items]
Financial assets	4,342,887	3,234,780
Financial assets, at fair value	₩ 4,342,887	₩ 3,234,780